Trade payables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade payables
27	Trade payables
Trade payables as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Invoices received	47,402	57,325
Invoices to be received	21,074	20,576

Total	68,476	77,901

Trade payables mainly represent amounts payable for purchases of goods and services in Italy and abroad, and include 26,065 as at December 31, 2019 denominated in foreign currencies (29,155 as at December 31, 2018).
Trade payables include amounts due to related parties amounting to 124 and 1,004, respectively as at December 31, 2019 and 2018 (see note 43).